Touchstone Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.72%	9.06%	8.59%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.69%	7.57%	6.86%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.47%	6.92%	6.49%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.73%	9.36%	8.57%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		17.95%	10.48%	9.52%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		18.01%	10.63%	9.67%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	18.16%	10.62%	9.59%

[1]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.
[2]	The inception date of Class R6 shares was October 28, 2021. Class R6 shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to October 28, 2021. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class R6 shares.